PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Mar. 31, 2026
Property, Plant, and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

8. PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment consists of the following as of March 31, 2026 and 2025:

	As of March 31,
	2025	2026
	USD	USD

Cost
Machinery	665,657	665,657
Motor vehicles	3,205	-
Office Equipment	10,752	10,752
Leasehold improvement	35,647	35,647
	715,261	712,056

Less: accumulated depreciation
Machinery	505,120	633,027
Motor vehicles	2,521	-
Office Equipment	5,369	7,520
Leasehold improvement	35,647	35,647
	548,657	676,194

Total property, plant and equipment, net	166,604	35,862

Depreciation expenses recognized for the years ended March 31, 2026 and 2025 were US$130,485 and US$149,290 respectively. In 2026, US$38,376 of the depreciation expense was attributed to the cost of goods sold, and US$92,109 was allocated to general and administrative expense. Depreciation expense for idle machinery increased in fiscal 2026 due to a decrease in the number of projects. In 2025, US$133,772 of the depreciation expense was attributed to the cost of goods sold, and US$15,518 was allocated to general and administrative expense.